Document and Entity Information	Apr. 30, 2026
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Apr. 30, 2026
Entity Registrant Name	Perrigo Company plc
Entity File Number	001-36353
Entity Incorporation State Country Code	L2
Entity Tax Identification Number	00-0000000
Entity Address Address Line 1	The Sharp Building
Entity Address Address Line 2	Hogan Place
Entity Address City Or Town	Dublin 2
Entity Address Country	IE
Entity Address Postal Zip Code	D02 TY74
Country Region	353
City Area Code	1
Local Phone Number	7094000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001585364
Amendment Flag	false
Ordinary Shares 0001 Par Value [Member]
Document And Entity Information [Line Items]
Security 12b Title	Ordinary shares, €0.001 par value
Trading Symbol	PRGO
Security Exchange Name	NYSE
4.900% Notes due 2030 [Member]
Document And Entity Information [Line Items]
Security 12b Title	4.900% Notes due 2030
Trading Symbol	PRGO30
Security Exchange Name	NYSE
6.125% Notes due 2032 [Member]
Document And Entity Information [Line Items]
Security 12b Title	6.125% Notes due 2032
Trading Symbol	PRGO32A
Security Exchange Name	NYSE
5.375% Notes due 2032 [Member]
Document And Entity Information [Line Items]
Security 12b Title	5.375% Notes due 2032
Trading Symbol	PRGO32B
Security Exchange Name	NYSE
5.300% Notes due 2043 [Member]
Document And Entity Information [Line Items]
Security 12b Title	5.300% Notes due 2043
Trading Symbol	PRGO43
Security Exchange Name	NYSE
4.900% Notes due 2044 [Member]
Document And Entity Information [Line Items]
Security 12b Title	4.900% Notes due 2044
Trading Symbol	PRGO44
Security Exchange Name	NYSE